Intangible Assets (Details) - USD ($) $ in Thousands	Jul. 31, 2025	Jan. 31, 2025
Intangible Assets
Cost	$ 935,270	$ 849,506
Accumulated amortization	585,272	528,236
Net	349,998	321,270
Customer agreements and relationships
Intangible Assets
Cost	394,649	354,049
Accumulated amortization	209,177	189,908
Existing technology
Intangible Assets
Cost	510,959	466,832
Accumulated amortization	352,504	316,506
Trade names
Intangible Assets
Cost	12,784	12,142
Accumulated amortization	9,659	8,889
Non-compete covenants
Intangible Assets
Cost	16,878	16,483
Accumulated amortization	$ 13,932	$ 12,933